UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21073

Bragg Capital Trust

(Exact name of registrant as specified in charter)

100 Queens Road Charlotte, NC 28204

(Address of principal executive offices)(Zip code)

100 Queens Road Charlotte, NC 28204

(Name and address of agent for service)

Registrant's telephone number, including area code:  704-714-7711

Date of fiscal year end:

May 31

Date of reporting period:

May 31, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

ANNUAL REPORT

Queens Road Value Fund

Queens Road Small Cap Value Fund

Each a series of the

Bragg Capital Trust

May 31, 2007

Managers Commentary May 31, 2007

Dear Fellow Shareholders:

For the fiscal year ending May 31, 2007, the Queens Road Value Fund returned 19.8% and the Queens Road Small Cap Value Fund returned 17.9% (see each fund’s section below for more detailed performance information). We are pleased to report that both funds have produced positive returns in every fiscal year since inception. Although of course past performance does not guarantee future results, we believe our value-oriented investment philosophy should continue to provide attractive risk-adjusted performance over the long term.

During the first nine months of our fiscal year the equity indexes mostly continued their strong performance of the preceding several years. During this time risk premiums narrowed and lower-quality stocks continued to out-perform higher-quality ones. This changed around the end of February of this year. After a steep sell-off on the Shanghai stock exchange and the revealing of some significant sub-prime mortgage market problems, an abrupt shift occurred. Risk premiums increased and the relative performance of our funds improved as the market rewarded stocks of conservative, less risky companies.  The year, which had started out poorly for the funds, finished strongly. We are not surprised by this result.  The discipline in our portfolio management strategy will at times cause us to underperform our benchmarks and our peers, particularly during strong upward market surges. However, we believe that over a complete economic cycle this discipline of sticking with the steady performers will result in superior returns. As we have always maintained, these funds are intended for long-term, buy-and-hold investors.

After several years of unabated appreciation, housing prices have leveled off and many excesses in the mortgage market have been brought to light. We believe these problems are systematic and widespread and will take some time to work through. Additionally, the debt market for leveraged buyout firms has taken a turn south. As financing has become less available, these firms have become less active acquirers and what has been referred to as “the private equity premium” has been drained from the market. We expect the credit constriction we’re experiencing will continue to affect the housing market and LBO activity and is likely to have some impact on the general economy.  On a brighter note: except for the housing market the consumer appears to be doing quite well. Unemployment remains very low by historical measures and inflation appears to be in check. We’re always surprised at the durability of our economy; history has shown time and time again that it can take great strains and maintain equilibrium amidst the turmoil.

We continue to have difficulty finding investments for the funds that meet our strict valuation requirements and therefore you’ll notice our cash position in both funds remains high. While we do not like to sit on cash, we would rather do that than add new positions that we don’t think are good long-term investments. The recent market sell-off has created some buying opportunities and we are diligently working to identify attractive investments.

As always, thank you for your support.

Sincerely,

Steve Scruggs, CFA

Benton Bragg, CFA

President, Portfolio Manager

Chairman

Queens Road Value Fund

Managers Commentary May 31, 2007

The Queens Road Value Fund had a good year and was up 19.83% for the fiscal year ending 5/31/2007.  However, we trailed our primary benchmark, the S&P500/Citi Value Index, which was up 24.74%.  and the S&P 500, which was up 22.79%.

Some of our best performing investments were EMC, America Movil, and Leucadia.  Exceptionally poor performance from Lexmark and Conseco detracted from our overall performance.

The chart below shows the fund’s performance for the fiscal year ended 5/31/2007, along with the returns for the S&P500/Citi Value Index and the Standard and Poor’s 500 Index.  We try to outperform the index through security selection, investing only in those companies we believe have the best prospects for long-term performance.

	QRVLX	S&P 500/Citi Value	S&P 500
June 2006	-0.28%	0.34%	0.14%
July 2006	1.77%	1.00%	0.62%
August 2006	1.53%	1.53%	2.38%
September 2006	2.88%	2.66%	2.58%
October 2006	1.86%	3.33%	3.26%
November 2006	2.35%	1.79%	1.90%
December 2006	1.46%	2.41%	1.40%
January 2007	0.90%	1.76%	1.51%
February 2007	-0.95%	-1.69%	-1.96%
March 2007	0.45%	1.30%	1.12%
April 2007	3.26%	4.20%	4.43%
May 2007	3.10%	3.82%	3.49%
One Year	19.83%	24.74%	22.79%

Queens Road Small Cap Value Fund

Managers Commentary May 31, 2007

For the twelve month period ending 5/31/2007 the total return for the Queens Road Small Cap Value Fund was 17.90%.  This compares with returns of 20.28% for the Russell 2000 Value Index and 18.92% for the Russell 2000 Index.

Our investments in Allied Defense, Gevity HR, and St. Marys Land & Exploration did not fare well, as each was down significantly.  Among the fund’s best performers for the year were VSE Corp, Hurco, and FMC.  Performance was also aided by several of our portfolio companies that were acquired including  Aztar, Bandag, Banta, Commonwealth Telephone, and Lesco.

Below is our month-by-month performance comparison with both the Russell 2000 Value Index and the Russell 2000 Index.

	QRSVX	Russell 2000 Value	Russell 2000
June 2006	-0.46%	1.23%	0.64%
July 2006	-2.15%	-1.39%	-3.25%
August 2006	3.27%	2.99%	2.96%
September 2006	0.92%	0.98%	0.83%
October 2006	2.17%	5.09%	5.76%
November 2006	1.17%	2.85%	2.63%
December 2006	0.43%	0.87%	0.33%
January 2007	0.46%	1.50%	1.67%
February 2007	0.86%	-1.23%	-0.79%
March 2007	2.89%	1.21%	1.07%
April 2007	1.98%	1.04%	1.80%
May 2007	5.24%	3.67%	4.10%
One Year	17.90%	20.43%	18.92%

Queens Road Value Fund

Performance Illustration May 31, 2007

Cumulative Performance Comparison $10,000 Investment Since Inception*

                                              May 31, 2007

S&P 500/Citi  Index                      $18,612

Queens Road Value Fund

 $18,812

Average Annual Total Return

For the Periods Ended May 31, 2007

                                     Queens Road Value Fund                    S&P 500/Citi Value Index

1 Year

                                                       19.83%                                                 24.76%

Since Inception                                         13.47%                                                 13.23%

*Past performance is not predictive of future performance.  The value of shares will fluctuate and will be worth more or less than their original cost at the time of redemption.

Queens Road Small Cap Value Fund

Performance Illustration May 31, 2007

Cumulative Performance Comparison $10,000 Investment Since Inception*

                                                  May 31, 2007

Russell 2000 Value Index                   $21,226

Queens Road Small Cap Value

       $21,901

Average Annual Total Return

For the Periods Ended May 31, 2007

	Queens Road Small Cap Value	Russell 2000 Value Index
1 Year	17.90%	20.43%
Since Inception	16.97%	16.24%

*Past performance is not predictive of future performance.  The value of shares will fluctuate and will be worth more or less than their original cost at the time of redemption.

Queens Road Value Fund

Graphical Illustration May 31, 2007

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Queens Road Small Cap Value Fund

Graphical Illustration May 31, 2007

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Queens Road Value Fund

Schedule of Investments May 31, 2007

Shares		Value

COMMON STOCKS - 89.15%

Advertising - 0.27%
250	Omnicom Group, Inc.	$ 26,325

Aerospace & Defense - 1.14%
160	Boeing Company	16,094
525	Alliant Techsystems, Inc. *	53,025
600	United Technologies Corp.	42,330
		111,449
Alternative Carriers - 1.65%
7,500	Time Warner, Inc.	160,275

Apparel & Accessories - 1.73%
800	Liz Claiborne, Inc.	27,752
1,500	V.F. Corp.	140,670
		168,422
Beverages - 1.28%
1,830	Brown Forman Corp.	124,916

Financials-Asset Management & Custody Banks - 0.73%
1,400	Bank of America Corp.	70,994

Broadcasting & Cable TV - 1.49%
2,800	Echostar Communications *	128,968
490	CBS Corp. Class B	16,297
		145,265
Computer Hardware - 1.99%
2,600	Hewlett-Packard Company	118,846
2,800	Dell Computer Corp. *	75,348
		194,194
Computer Storage & Peripherals - 2.58%
10,000	EMC Corporation *	168,900
600	Lexmark International Group *	31,158
2,500	Seagate Technology	51,475
		251,533
Data Processing Services - 0.74%
2,495	Electronic Data Systems Corp.	71,881

Diversified Financial Services - 1.85%
3,300	Citigroup Corp.	179,817

Electric & Other Services Combined - 1.21%
2,100	Integrys Energy Group, Inc.	117,390

Electric Utilites - 4.25%
700	Exelon Corp.	54,600
1,865	Southern Co.	67,159
3,000	Northeast Utilities	91,230
5,900	Duke Power Co.	115,286
1,700	Progress Energy, Inc.	85,153
		413,428
Environmental Services - 0.71%
2,250	Waste Connections, Inc. *	69,345

Fertilizers & Agricultural Chemicals - 0.85%
1,800	The Scotts Miracle-Gro Co.	82,872

Financials-Asset Management & Custody Banks - 3.09%
1,500	Legg Mason, Inc.	151,545
2,900	T. Rowe Price Associates, Inc.	148,915
		300,460
General Merchandise Stores - 0.85%
1,950	Dollar Tree Stores, Inc. *	82,504

Health Care Distributors & Services - 0.67%
800	Wellpoint Health Networks, Inc. *	65,128

Health Care Equipment - 0.82%
1,500	Medtronic, Inc.	79,755

Health Care Facilities - 1.76%
4,500	Community Health Systems *	171,540

Household Products - 1.31%
1,900	Clorox Co.	127,566

Housewares & Specialties - 1.15%
1,380	Fortune Brands, Inc.	111,476

Investment Banking & Brokerage - 0.83%
945	Morgan Stanley Group, Inc.	80,363

Industrial Conglomerates - 1.59%
4,650	Tyco Laboratories, Inc.	155,124

Industrial Instruments For Measurement, Display And Control - 0.87%
1,150	Danaher Corp.	84,525

Industrial Machinery - 1.58%
3,000	Ingersoll-Rand Co. Ltd.	153,990

Insurance Brokers - 0.35%
1,300	Brown & Brown, Inc.	33,878

Insurance Agents, Brokers, And Services - 0.84%
2,500	Marsh & Mclennan Cos., Inc.	82,075

Integrated Oil & Gas - 1.45%
1,700	Exxon Mobil Corp.	141,389

Integrated Telecommunication Services - 4.43%
900	China Netcom Group Corp.	46,152
3,584	AT&T Inc	148,162
1,290	Alltel Corp.	88,391
2,600	Century Telephone Enterprises, Inc.	128,492
1,333	Windstream Corp.	20,022
		431,219
Internet Software & Services - 1.37%
6,000	Intel Corp.	133,080

Leisure Products - 0.89%
2,700	Hasbro, Inc.	86,805

Life & Health Insurance - 7.74%
10,180	Aegon NV	208,173
2,035	Metlife Inc.	138,380
3,500	Conseco, Inc. *	68,985
1,800	Torchmark Corp.	126,198
4,000	Aflac, Inc.	211,440
		753,176
Metalworking Machinery & Equipment - 1.94%
2,000	Black & Decker Corp.	188,860

Movies & Entertainment - 2.98%
5,500	Microsoft Corp.	168,795
4,500	News Corp.	99,405
490	Viacom, Inc. Class B *	22,011
		290,211
Multi-Sector Holdings - 1.91%
5,200	Leucadia National Corp.	186,368

Multi-Line Insurance - 2.33%
3,140	American International Group, Inc.	227,148

Oil & Gas Exploration & Production - 1.00%
1,200	Apache Corp.	96,900

Oil & Gas Refining & Marketing - 0.33%
1,200	Spectra Energy Corp	31,956

Packaged Foods - 1.43%
4,670	Unilever NV	139,166

Personal Products - 1.63%
6,375	Alberto-Culver Class B	158,355

Pharmaceuticals - 6.27%
2,000	Glaxo Smithkline, PLC	104,360
3,050	Johnson & Johnson	192,973
2,820	Merck & Co., Inc.	147,909
6,000	Pfizer, Inc.	164,940
		610,182
Property & Casualty Insurance - 2.82%
11,900	Progressive Corp.	274,295

Publishing & Printing - 1.81%
420	Gannett, Inc.	24,704
3,300	John Wiley & Sons, Inc.	151,305
		176,009
Reginal Banks - 1.89%
2,650	National City Corp.	91,664
1,700	BOK Financial Corp.	92,276
		183,940
Real Estate Investment Trusts - 0.83%
745	Simon Property Group	80,445

Reinsurance - 1.27%
2,100	Renaissance Re Holdings Ltd.	123,249

Restaurants - 1.73%
3,325	Mcdonalds Corp.	168,079

Semiconductors - 1.26%
4,000	Maxim Integrated Products, Inc.	123,000

Specialty Stores - 0.13%
1,375	Sally Beauty Holdings, Inc. *	12,609

Steel Pipe & Tubes - 0.59%
500	Allegheny Technologies, Inc.	57,795

Systems Software - 0.62%
3,000	Symantec Corp. *	59,970

Trading Companies & Distributors - 0.62%
700	W.W. Grainger, Inc.	61,635

Wireless Telecommunication Services - 0.99%
1,586	America Movil S.A.B. de C.V.	96,032

State Commercial Banks - 0.71%
1,650	Fifth Third Bancorp	69,894

TOTAL FOR COMMON STOCKS (Cost $7,222,515) - 89.15%		$ 8,678,257

SHORT TERM INVESTMENTS - 9.14%
890,073	AIM Short Term Investment Company Prime Portfolio 5.25% ** (Cost $890,073)	890,073

TOTAL INVESTMENTS (Cost $8,112,588) - 98.29%		9,568,330

OTHER ASSETS LESS LIABILITIES - 1.71%		161,834

NET ASSETS - 100.00%		$ 9,730,164

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at May 31, 2007.
The accompanying notes are an integral part of these financial statements.

Queens Road Small Cap Value Fund

Schedule of Investments May 31, 2007

Shares		Value

COMMON STOCKS - 88.19%

Aerospace & Defense - 0.84%
9,000	Allied Defense Group, Inc. *	$ 82,350

Agricultural Products-Livestock & Animal Specialties - 2.24%
4,300	Sadia S.A. ADR	220,590

Apparel Retail - 1.26%
5,925	Stage Stores, Inc.	123,833

Auto Parts & Equipment - 1.13%
3,700	Aftermarket Technology Corp. *	110,889

Chemicals & Allied Products - 0.60%
710	FMC Corp.	59,399

Construction & Farm Machinery - 2.15%
3,426	Oshkosh Truck Corporation	211,350

Data Processing Services - 2.09%
9,800	Gevity HR, Inc.	205,800

Diversified Commercial Services - 2.95%
4,300	VSE Corp.	289,562

Electric Utilites - 1.47%
4,250	MGE Energy, Inc.	144,160

Electronic Equipment & Instruments - 1.47%
15,600	PAR Technology Corp. *	144,924

Food Retail - 3.20%
4,674	Village Super Market, Inc.	201,823
861	Arden Group, Inc.	112,378
		314,201
Footwear - 2.06%
7,000	K-Swiss Inc. Class A	203,070

Gas Utilities - 4.12%
7,300	Piedmont Natural Gas Co., Inc.	193,742
7,300	UGI Corp.	210,240
		403,982
Health Care Distributors & Services - 1.16%
3,220	Owens & Minor, Inc.	114,310

Health Care Supplies - 1.85%
2,002	Atrion Corp.	182,342

Home Furnishings - 1.15%
4,173	Rent A Center, Inc. *	113,088

Housewares & Specialties - 1.69%
3,790	Lancaster Colony Corp.	166,040

Industrial Conglomerates - 0.33%
400	Teleflex, Inc.	32,120

Industrial Machinery - 2.35%
4,842	Hurco Companies, Inc. *	231,254

Information Technology, Electronic Manufacturing Services - 1.99%
6,091	TTM Technologies, Inc. *	67,366
4,600	Park Electrochemical Corp.	128,110
		195,476
Life & Health Insurance - 2.32%
14,500	Phoenix Companies, Inc.	228,230

Multi-Line Insurance - 2.43%
10,700	Horace Mann Educators Corp.	238,824

Natural Gas Distribution - 2.50%
4,480	New Jersey Resources Corp.	245,414

Networking Equipment - 2.25%
3,899	Bel Fuse Class B	141,611
7,802	Packeteer, Inc. *	80,049
		221,660
Office Services & Supplies - 2.30%
3,371	United Stationers, Inc. *	226,160

Oil & Gas Exploration & Production - 3.59%
5,000	Saint Mary Land & Exploration Co.	186,800
6,000	Encore Acquisition Co. *	165,300
		352,100
Packaged Foods - 5.32%
7,626	Smithfield Foods, Inc. *	245,100
6,474	Sanderson Farms, Inc.	278,317
		523,417
Personal Products - 1.89%
7,000	Inter Parfums, Inc.	185,850

Property & Casualty Insurance - 3.65%
7,350	CNA Surety Corp. *	150,234
3,700	Proassurance Corp. *	209,124
		359,358
Regional Banks - 2.33%
6,241	First Midwest Bancorp, Inc.	229,606

Reinsurance - 4.36%
5,500	Platinum Underwriters Holdings, Ltd.	189,420
6,000	Endurance Specialty Holdings, Ltd.	238,980
		428,400
Services-Advertising - 1.82%
10,000	Valassis Communications, Inc. *	179,100

Services-Computer Integrated Systems Design - 2.20%
31,300	Merge Technologies, Inc. *	216,596

Services-Computer Processing & Data Preparation - 1.41%
5,000	Acxiom Corp.	139,000

Specialty Chemicals - 2.59%
15,500	American Pacific Corp. *	255,130

Steel - 2.19%
8,000	Cleco Corp.	215,840

Surgical & Medical Instruments & Apparatus - 0.89%
5,494	Angiodynamics, Inc. *	87,080

Thrifts And Mortgage Finance - 0.84%
2,901	Anchor Bancorp Wisconsin, Inc.	83,056

Trucking - 1.65%
8,019	Vitran Corp. *	162,625

Wholesale-Apparel, Piece Goods & Notions - 3.16%
10,735	Delta Apparel, Inc.	179,167
5,100	Weyco Group, Inc.	132,090
		311,257
State Commercial Banks - 2.40%
2,776	Penns Wood Bancorp, Inc.	95,050
4,150	Central Pacific Financial Corp.	140,810
		235,860

TOTAL FOR COMMON STOCKS (Cost $7,082,473) - 88.19%		$ 8,673,303

REAL ESTATE INVESTMENT TRUSTS - 0.85%
938	Macerich Company	83,670

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $44,116) - 0.85%		$ 83,670

SHORT TERM INVESTMENTS - 8.99%
884,567	AIM Short Term Investments Company Prime Portfolio 5.25% ** (Cost $884,567)	884,567

TOTAL INVESTMENTS (Cost $8,011,156) - 98.03%		$ 9,641,540

OTHER ASSETS LESS LIABILITIES - 1.97%		193,322

NET ASSETS - 100.00%		$ 9,834,862

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at May 31, 2007.
ADR - American Depository Receipt
The accompanying notes are an integral part of these financial statements.

Queens Road Value Fund

Statement of Assets and Liabilities May 31, 2007

Assets:
Investments, at Value (Cost $8,112,588)	$ 9,568,330
Receivables:
Securities Sold	148,869
Dividends and Interest	25,055
Total Assets	9,742,254
Liabilities:
Accrued Management Fees	7,698
Payable for Shareholder Redemptions	4,392
Total Liabilities	12,090
Net Assets	$ 9,730,164

Net Assets Consist of:
Paid In Capital	$ 8,213,772
Accumulated Undistributed Net Investment Income	68,480
Accumulated Undistributed Realized Loss on Investments	(7,830)
Unrealized Appreciation in Value of Investments	1,455,742
Net Assets, for 584,483 Shares Outstanding	$ 9,730,164
(Unlimited number of shares authorized without par value)
Net Asset Value Per Share ($9,730,164/584,483)	$ 16.65

The accompanying notes are an integral part of these financial statements.

Queens Road Small Cap Value Fund

Statement of Assets and Liabilities May 31, 2007

Assets:
Investments, at Value (Cost $8,011,156)	$ 9,641,540
Receivables:
Securities Sold	194,579
Dividends and Interest	9,722
Total Assets	9,845,841
Liabilities:
Accrued Management Fees	10,979
Total Liabilities	10,979
Net Assets	$ 9,834,862

Net Assets Consist of:
Paid In Capital	$ 8,061,942
Accumulated Undistributed Net Investment Income	6,983
Accumulated Undistributed Realized Gain on Investments	135,553
Unrealized Appreciation in Value of Investments	1,630,384
Net Assets, for 505,020 Shares Outstanding	$ 9,834,862
(Unlimited number of shares authorized without par value)
Net Asset Value Per Share ($9,834,862/505,020 shares)	$ 19.47

The accompanying notes are an integral part of these financial statements.

Queens Road Value Fund

Statement of Operations For The Year Ended May 31, 2007

Investment Income:
Dividends (net of foreign witholding taxes of $1,996)	$ 166,596
Interest	56,167
Total Investment Income	222,763

Expenses:
Advisory Fees (Note 3)	68,920
Total Expenses	68,920

Net Investment Income	153,843

Realized and Unrealized Gain on Investments:
Realized Gain on Investments	32,220
Net Change in Unrealized Appreciation on Investments	1,161,293
Net Realized and Unrealized Gain on Investments	1,193,513

Net Increase in Net Assets from Operations	$ 1,347,356

The accompanying notes are an integral part of these financial statements.

Queens Road Small Cap Value Fund

Statement of Operations For The Year Ended May 31, 2007

Investment Income:
Dividends	$ 120,513
Interest	45,579
Total Investment Income	166,092

Expenses:
Advisory Fees (Note 3)	117,234
Total Expenses	117,234

Net Investment Income	48,858

Realized and Unrealized Gain on Investments:
Realized Gain on Investments	153,421
Net Change in Unrealized Appreciation on Investments	1,300,972
Net Realized and Unrealized Gain on Investments	1,454,393

Net Increase in Net Assets from Operations	$ 1,503,251

The accompanying notes are an integral part of these financial statements.

Queens Road Value Fund

Statements of Changes in Net Assets

	For the Years
	Ended
	5/31/2007	5/31/2006
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 153,843	$ 30,966
Net Realized Gain on Investments	32,220	7,469
Unrealized Appreciation on Investments	1,161,293	209,311
Net Increase in Net Assets Resulting from Operations	1,347,356	247,746

Distributions to Shareholders From:
Net Investment Income	(103,682)	(12,647)
Realized Gains	(47,519)	(17,238)
Net Change in Net Assets from Distributions	(151,201)	(29,885)

Capital Share Transactions:
Proceeds from Sale of Shares	3,854,300	3,396,940
Shares Issued on Reinvestment of Dividends	60,840	13,656
Cost of Shares Redeemed	(326,882)	(70,390)
Net Increase in Net Assets from Shareholder Activity	3,588,258	3,340,206

Net Assets:
Net Increase in Net Assets	4,784,413	3,558,067
Beginning of Year	4,945,751	1,387,684
End of Year (Including Accumulated Undistributed Net Investment
Income of $68,480 and $18,319, Respectively)	$ 9,730,164	$ 4,945,751

Share Transactions:
Shares Sold	252,457	246,396
Shares Issued on Reinvestment of Dividends	3,893	995
Shares Redeemed	(21,007)	(4,974)
Net Increase in Shares	235,343	242,417
Outstanding at Beginning of Year	349,140	106,723
Outstanding at End of Year	584,483	349,140

The accompanying notes are an integral part of these financial statements.

Queens Road Small Cap Value Fund

Statements of Changes in Net Assets

	For the Years
	Ended
	5/31/2007	5/31/2006
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 48,858	$ 27,466
Net Realized Gain on Investments	153,421	355,448
Unrealized Appreciation on Investments	1,300,972	35,636
Net Increase in Net Assets Resulting from Operations	1,503,251	418,550

Distributions to Shareholders From:
Net Investment Income	(56,414)	(12,927)
Realized Gains	(331,235)	(3,167)
Net Change in Net Assets from Distributions	(387,649)	(16,094)

Capital Share Transactions:
Proceeds from Sale of Shares	1,946,869	5,330,028
Shares Issued on Reinvestment of Dividends	169,042	7,905
Cost of Shares Redeemed	(1,435,045)	(1,275,691)
Net Increase in Net Assets from Shareholder Activity	680,866	4,062,242

Net Assets:
Net Increase in Net Assets	1,796,468	4,464,698
Beginning of Year	8,038,394	3,573,696
End of Year (Including Accumulated Undistributed Net Investment	$ 9,834,862	$ 8,038,394
Income of $6,983 and $14,539, Respectively)

Share Transactions:
Shares Sold	111,052	317,019
Shares Issued on Reinvestment of Dividends	9,660	477
Shares Redeemed	(81,087)	(75,677)
Net Increase in Shares	39,625	241,819
Outstanding at Beginning of Year	465,395	223,576
Outstanding at End of Year	505,020	465,395

The accompanying notes are an integral part of these financial statements.

Queens Road Value Fund

Financial Highlights

Selected Data for a Share Outstanding Throughout the Period

						6/13/2002 *
	For the Years Ended					to
	5/31/2007	5/31/2006	5/31/2005		5/31/2004	5/31/2003

Net Asset Value, at Beginning of Year	$ 14.17	$ 13.00	$ 12.54		$ 10.74	$ 10.00

Income From Investment Operations:
Net Investment Income (Loss) **	0.33	0.15	0.16		0.26	0.19
Net Gain (Loss) on Securities (Realized and Unrealized)	2.46	1.15	1.20		1.76	0.64
Total from Investment Operations	2.79	1.30	1.36		2.02	0.83

Distributions from:
Net Investment Income	(0.21)	(0.05)	(0.26)		(0.22)	(0.09)
Capital Gains	(0.10)	(0.08)	(0.64)		0.00	0.00
	(0.31)	(0.13)	(0.90)		(0.22)	(0.09)

Net Asset Value, at End of Year	$ 16.65	$ 14.17	$ 13.00		$ 12.54	$ 10.74

Total Return ***	19.83%	10.03%	10.79%	(a)	18.77%	8.43%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 9,730	$ 4,946	$ 1,388		$ 534	$ 355
Before Reimbursement
Ratio of Expenses to Average Net Assets	0.95%	0.95%	0.95%		0.95%	0.95%	(b)
Ratio of Net Investment Income to Average Net Assets	2.12%	1.05%	0.89%		1.22%	1.10%	(b)
After Reimbursement
Ratio of Expenses to Average Net Assets	0.95%	0.95%	0.57%		0.00%	0.00%	(b)
Ratio of Net Investment Income to Average Net Assets	2.12%	1.05%	1.27%		2.17%	2.04%	(b)
Portfolio Turnover	8.66%	6.54%	54.53%		36.79%	1.73%	(b)

* Commencement of Operations
** Net Investment Income/Loss per share amounts were calculated using the average share method.
*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the fund assuming reinvestment of dividends and is not annualized for periods of less than one year.
(a) Total return before the waiver of related party broker commissions of $332 is 10.79% (see note 3).
(b) Annualized

The accompanying notes are an integral part of these financial statements.

Queens Road Small Cap Value Fund

Financial Highlights

Selected Data for a Share Outstanding Throughout the Period

						6/13/2002 *
	For the Years Ended					to
	5/31/2007	5/31/2006	5/31/2005		5/31/2004	5/31/2003

Net Asset Value, at Beginning of Year	$ 17.27	$ 15.98	$ 14.67		$ 10.80	$ 10.00

Income From Investment Operations:
Net Investment Income **	0.10	0.07	0.10		0.19	0.16
Net Gain on Securities (Realized and Unrealized)	2.90	1.26	2.04		3.85	0.73
Total from Investment Operations	3.00	1.33	2.14		4.04	0.89

Distributions from:
Net Investment Income	(0.11)	(0.03)	(0.09)		(0.17)	(0.09)
Capital Gains	(0.69)	(0.01)	(0.68)		0.00	0.00
Return of Capital	0.00	0.00	(0.05)		0.00	0.00
Total from Distributions	(0.80)	(0.04)	(0.82)		(0.17)	(0.09)

Net Asset Value, at End of Year	$ 19.47	$ 17.27	$ 15.98		$ 14.67	$ 10.80

Total Return ***	17.90%	8.31%	14.38%	(a)	37.52%	9.02%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 9,835	$ 8,038	$ 3,574		$ 969	$ 382
Before Reimbursement
Ratio of Expenses to Average Net Assets	1.35%	1.35%	1.35%		1.35%	1.35%	(b)
Ratio of Net Investment Income to Average Net Assets	0.56%	0.42%	0.14%		0.10%	0.42%	(b)
After Reimbursement
Ratio of Expenses to Average Net Assets	1.35%	1.35%	0.87%		0.00%	0.00%	(b)
Ratio of Net Investment Income to Average Net Assets	0.56%	0.42%	0.62%		1.45%	1.76%	(b)
Portfolio Turnover	64.65%	74.23%	39.74%		82.56%	13.26%	(b)

* Commencement of Operations
** Net Investment Income/Loss per share amounts were calculated using the average share method.
*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the fund assuming reinvestment of dividends and is not annualized for periods of less than one year.
(a) Total return before the waiver of related party brokerage commissions of $392 is 14.38%.
(b) Annualized

The accompanying notes are an integral part of these financial statements.

Bragg Capital Trust

Queens Road Value Fund

Notes to Financial Statements

May 31, 2007

Note 1. Organization

 The Queens Road Value Fund (the “Fund”), a managed portfolio of the Bragg Capital Trust, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management company.  The Fund is one of a series of Funds of the Bragg Capital Trust, which also includes the Queens Road Small Cap Value Fund.  The Fund’s investment objective is to seek growth of capital.  It invests primarily in common stocks which are believed by the Advisor to be undervalued and have good prospects for capital appreciation.  The Funds’ registration statement was declared effective on June 13, 2002 and operations began on that date.

Note 2.  Significant Accounting Policies

The following is a summary of accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation: Securities, which are traded on a national securities exchange or on the NASDAQ over-the-counter market, are valued at the last quoted sales price.  If there are no sales reported the Fund’s portfolio securities will be valued using the last reported bid price. Short-term obligations having remaining maturities of 60 days or less, are valued at amortized cost. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by and under the direction of the Fund’s Board of Trustees.

Federal Income Taxes: The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for income taxes is required.

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken, or expected to be taken, in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date.  At this time, management is evaluating the implications of FIN 48 and its impact, if any, on the Fund’s financial statements and has not yet been determined.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Other: The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statement and income tax purposes.  Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as information is available to the Fund.  Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the Fund. Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Distributions to shareholders:  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund. There were no reclassifications for the year ended May 31, 2007.

Fair Value Measurements: In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.  As of May 31, 2007, the Fund does not believe that the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statements of changes in net assets for a fiscal period.

Note 3. Investment Advisory Fee and Other Transactions with Affiliates

The Fund retains Bragg Financial Advisors, Inc. (the “Advisor”) as its Investment Advisor.  Under the terms of the management agreement, the Advisor provides investment management and administrative services for the Fund. For its services as Advisor, the Fund pays a fee, computed daily and payable monthly at the annual rate of .95% of the Fund’s average daily net asset value. For the year ended May 31, 2007, the Advisor earned $68,920.  From these fees and its own resources the Advisor agreed to pay other operating expenses of the Fund including transfer agent fees, fund accountant fees, registration fees, custodial fees, and other ordinary expenses of the Fund.  However, the agreement does not require the Advisor to pay interest, taxes, brokerage commissions, and extraordinary expenses of the Fund.  The amount due to the Advisor at May 31, 2007 is $7,698.

Certain Trustees and officers of the Advisor are “interested persons” (as defined in the Investment Company Act of 1940) of the Trust. Each “non-interested” Trustee is entitled to receive an annual fee of $1,000 plus expenses for services relating to the Trust which is paid by the Advisor.

Queens Road Securities (“QRS”) acts as the principal underwriter in the continuous public offering of the Fund’s shares.  Certain officers of the Trust are also officers of QRS. QRS did not receive or waive any brokerage fees on executions of purchases and sales of the Fund’s portfolio investments during the year ended May 31, 2007.

Note 4. Capital Stock

At May 31, 2007, there were an unlimited number of shares authorized and 584,483 shares outstanding, each with no par value, and paid-in capital amounted to $8,213,772 for the Fund.

Note 5. Investment Transactions

For the year ended May 31, 2007, the cost of purchases and the proceeds from sales, other than short-term securities, aggregated $3,416,056 and $541,936, respectively. As of May 31, 2007, the gross unrealized appreciation for all securities totaled $1,500,589 and the gross unrealized depreciation for all securities totaled $49,547, for an unrealized appreciation of $1,451,042.  The aggregate cost of securities for federal income tax purposes at May 31, 2007 was $8,117,288. The difference between book basis and tax-basis unrealized appreciation (depreciation) is due to Post-October losses of $4,700.

Note 6. Distributions to Shareholders

The tax character of distributions paid during the years ended May 31, 2007 and 2006 were as follows:

Distributions paid from:	May 31, 2007	May 31, 2006
Ordinary Income	$103,682	$12,647
Short-Term Capital Gain	6,105	0
Long-Term Capital Gain	41,414	17,238
	$151,201	$29,885

As of May 31, 2007 the components of distributable earnings/ (accumulated losses) on a tax basis were as follows:

Undistributed Ordinary income/ (accumulated losses)	$65,350
Unrealized appreciation/ (depreciation)	1,451,042
$1,516,392

Note 7. Control

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under section 2 (a) (9) of the Investment Company Act of 1940.  As of May 31, 2007, Pershing, LLC., for the benefit of its customers, owned 98.41% of the Fund.

Bragg Capital Trust

Queens Road Small Cap Value Fund

Notes to Financial Statements

May 31, 2007

Note 1. Organization

 The Queens Road Small Cap Value Fund (the “Fund”), a managed portfolio of the Bragg Capital Trust, (the “Trust”), is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management company. The Fund is one of a series of Funds of the Bragg Capital Trust, which also includes the Queens Road Value Fund.  The Fund’s investment objective is to seek growth of capital.  It invests primarily (under normal market conditions), at least 80% of its total assets in small capitalization (less than $2 billion market cap at the time of purchase) common stocks which are believed by the Advisor to be undervalued and have good prospects for capital appreciation.  The Funds’ registration statement was declared effective on June 13, 2002 and operations began on that date.

Note 2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation: Securities, which are traded on a national securities exchange or on the NASDAQ over-the-counter market, are valued at the last quoted sales price.  Investments for which no sale was reported are valued at the last bid price. Short-term obligations having remaining maturities of 60 days or less, are valued at amortized cost. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by and under the direction of the Fund’s Board of Trustees.

Federal Income Taxes: The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for income taxes is required.  The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken, or expected to be taken, in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date.  At this time, management is evaluating the implications of FIN 48 and its impact, if any, on the Fund’s financial statements and has not yet been determined.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Other: The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statement and income tax purposes.  Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as information is available to the Fund.  Interest income is recorded on an accrual basis. Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Distributions to shareholders:  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund. There were no reclassifications for the year ended May 31, 2007.

Fair Value Measurements: In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.  As of May 31, 2007, the Fund does not believe that the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statements of changes in net assets for a fiscal period.

Note 3. Investment Advisory Fee and Other Transactions with Affiliates

The Fund retains Bragg Financial Advisors, Inc. (the “Advisor”) as its Investment Advisor.  Under the terms of the management agreement, the Advisor provides investment management and administrative services for the Fund. For its services as Advisor, the Fund pays a fee, computed daily and payable monthly at the annual rate of 1.35% of the Fund’s average daily net asset value. For the year ended May 31, 2007, the Advisor earned $117,234.  From these fees and its own resources the Advisor agreed to pay other operating expenses of the Fund including transfer agent fees, fund accountant fees, registration fees, custodial fees, and other ordinary expenses of the Fund.  However the agreement does not require the Advisor to pay interest, taxes, brokerage commissions, and extraordinary expenses of the Fund.  The amount owed to the advisor at May 31, 2007 is $10,979.

Certain Trustees and officers of the Trust are “interested persons” (as defined in the Investment Company Act of 1940) of the Trust. Each “non-interested” Trustee is entitled to receive an annual fee of $1,000 plus expenses for services relating to the Trust which is paid by the advisor.

Queens Road Securities (“QRS”) acts as the principal underwriter in the continuous public offering of the fund’s shares. Certain officers of the trust are also officers of (“QRS”). QRS did not receive or waive any brokerage fees on execution of purchases and sales of the Fund’s investments during the year ended May 31, 2007.

Note 4. Capital Stock

At May 31, 2007, there were an unlimited number of shares authorized and 505,020 shares outstanding, each with no par value, and paid-in capital amounted to $8,061,942 for the Fund.

Note 5. Investment Transactions

For the year ended May 31, 2007, the cost of purchases and the proceeds from sales, other than short-term securities aggregated $5,070,172 and $5,072,416, respectively.  The aggregate cost of securities for federal income tax purposes at May 31, 2007 was $8,011,156.

Note 6. Distributions to Shareholders

The tax character of distributions paid during the years ended May 31, 2007 and  2006 were as follows:

Distributions paid from:	May 31, 2007	May 31, 2006
Ordinary Income	$56,414	$12,927
Short-Term Capital Gain	72,657	0
Long-Term Capital Gain	258,578	3,167
	$387,649	$16,094

As of May 31, 2007 the components of distributable earnings/ (accumulated losses) on a tax basis were as follows:

Undistributed Ordinary income/ (accumulated losses)	$ 6,998
Undistributed long-term capital gain/ (accumulated losses)	135,538
Unrealized appreciation/ (depreciation)	1,630,384
$1,772,920

At May 31, 2007, the composition of unrealized appreciation (excess of value over tax cost) and depreciation (the excess of tax cost over value) on a tax basis was as follows:

Appreciation	Depreciation	Net Appreciation (Depreciation)
1,728,775	(98,391)	1,630,384

There were no differences between book-basis and tax-basis unrealized appreciation (depreciation).

Note 7. Control

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under section 2 (a) (9) of the Investment Company Act of 1940.  As of May 31, 2007, Pershing, LLC., for the benefit of its customers, owned 87.85% of the Fund.

Queens Road Value Fund

Auditors Opinion May 31, 2007

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and

Board of Trustees of

Queens Road Value Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Queens Road Value Fund, a series of the Bragg Capital Trust, as of May 31, 2007, and the related statement of operations for the year then ended, statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.  The financial highlights for the period indicated prior to May 31, 2004 were audited by another independent accounting firm which expressed an unqualified opinion on those highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of May 31, 2007 by correspondence with the Fund’s custodian and broker.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Queens Road Value Fund, as of May 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years then ended, and the financial highlights for each of the four years then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Westlake, Ohio

July 19, 2007

Queens Road Small CapValue Fund

Auditors Opinion May 31, 2007

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and

Board of Trustees of

Queens Road Small Cap Value Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Queens Road Small Cap Value Fund, a series of the Bragg Capital Trust, as of May 31, 2007, and the related statement of operations for the year then ended, statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.  The financial highlights for the period indicated prior to May 31, 2004 were audited by another independent accounting firm which expressed an unqualified opinion on those highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of May 31, 2007 by correspondence with the Fund’s custodian and broker.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Queens Road Small Cap Value Fund, as of May 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years then ended, and the financial highlights for each of the four years then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Westlake, Ohio

July 19, 2007

Queens Road Value Fund

Expense Illustration (Unaudited) May 31, 2007

Expense Example

As a shareholder of the Queens Road Value Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 1, 2006 through May 31, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	December 1, 2006	May 31, 2007	December 1, 2006 to May 31, 2007

Actual	$1,000.00	$1,199.01	$5.21
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,020.20	$4.78

* Expenses are equal to the Fund's annualized expense ratio of 0.95%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Queens Road Small Cap Value Fund

Expense Illustration (Unaudited) May 31, 2007

Expense Example

As a shareholder of the Queens Road Small Cap Value Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 1, 2006 through May 31, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	December 1, 2006	May 31, 2007	December 1, 2006 to May 31, 2007

Actual	$1,000.00	$1,179.05	$7.34
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,018.19	$6.80

* Expenses are equal to the Fund's annualized expense ratio of 1.35%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Bragg Capital Trust

Queens Road Value Fund

Additional Information

May 31, 2007 (Unaudited)

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12 month period, are available without charge upon request by (1) calling the Fund at (800) 595-3088 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Portfolio Holdings - The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on August 31 and February 28. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s first Form N-Q was filed with the SEC on October 8, 2004. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-595-3088.

Interested Trustees Name (Age)	Position with Fund	Term of Office and Length of Time Served	Principal Occupations During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held By Trustee
Steve Scruggs, 38	Trustee, President Secretary	Unlimited; 4 years	Bragg Financial Advisors, Portfolio Manager/CCO (2000- present) Reliance Insurance, Product Manager(1999-2000)	Two	None
Benton Bragg, 39	Trustee, Chairman Treasurer	Unlimited; 4 years	Bragg Financial Advisors, President, CEO (1996-present)	Two	None
Independent Trustees
Philip Blount, 52 [2]	Trustee	Unlimited; 4 years	Icons, Inc., President (2001- present) Marketing Merchandise Halo, Inc., Vice President (1996-2001) Marketing Merchandise	Two	None
Christopher Brady, 36[1,2]	Trustee	Unlimited; 4 years	Brady Distributing, Vice President (1995-present) Machinery Distribution	Two	None

Harold Smith, 41[2]	Trustee	Unlimited; 4years	Raftelis Financial, Vice President (1996 – present) Public Finance Consulting	Two	None
Timothy Ignasher, 45[1]	Trustee	Unlimited; 4 years	Scottish Bank, Vice President (1998 – present) Commercial Loan Officer	Two	None

Steve Scruggs and Benton Bragg are Interested Trustees of the Funds (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) by reason of their affiliation with the Funds’ adviser, Bragg Financial Advisers, Inc. and their affiliation as registered principals with the Funds’ underwriter, Queens Road Securities, LLC.  Benton Bragg and Steve Scruggs are brothers-in-law.

(1) Member of the Audit Committee of the Board of Trustees, which makes  recommendations regarding the selection of the Funds’ independent public accountants and meets with representatives of the accountants to determine the scope of and review the results of each audit.

(2) Member of the Nominating Committee of the Board of Trustees, which identifies qualified candidates and recommends nominees for election as Trustees.

Bragg Capital Trust

Queens Road Small Cap Value Fund

Additional Information

May 31, 2007 (Unaudited)

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12 month period, are available without charge upon request by (1) calling the Fund at (800) 595-3088 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Portfolio Holdings - The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on August 31 and February 28. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s first Form N-Q was filed with the SEC on October 8, 2004. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-595-3088.

Interested Trustees Name (Age)	Position with Fund	Term of Office and Length of Time Served	Principal Occupations During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held By Trustee
Steve Scruggs, 38	Trustee, President Secretary	Unlimited; 4 years	Bragg Financial Advisors, Portfolio Manager/CCO (2000- present) Reliance Insurance, Product Manager(1999-2000)	Two	None
Benton Bragg, 39	Trustee, Chairman Treasurer	Unlimited; 4 years	Bragg Financial Advisors, President, CEO (1996-present)	Two	None
Independent Trustees
Philip Blount, 52 [2]	Trustee	Unlimited; 4 years	Icons, Inc., President (2001- present) Marketing Merchandise Halo, Inc., Vice President (1996-2001) Marketing Merchandise	Two	None
Christopher Brady, 36[1,2]	Trustee	Unlimited; 4 years	Brady Distributing, Vice President (1995-present) Machinery Distribution	Two	None

Harold Smith, 41[2]	Trustee	Unlimited; 4 years	Raftelis Financial, Vice President (1996 – present) Public Finance Consulting	Two	None
Timothy Ignasher, 45[1]	Trustee	Unlimited; 4 years	Scottish Bank, Vice President (1998 – present) Commercial Loan Officer	Two	None

Steve Scruggs and Benton Bragg are Interested Trustees of the Funds (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) by reason of their affiliation with the Funds’ adviser, Bragg Financial Advisers, Inc. and their affiliation as registered principals with the Funds’ underwriter, Queens Road Securities, LLC.  Benton Bragg and Steve Scruggs are brothers-in-law.

(1)Member of the Audit Committee of the Board of Trustees, which makes recommendations regarding the selection of the Funds’ independent public accountants and meets with representatives of the accountants to determine the scope of and review the results of each audit.

(2)Member of the Nominating Committee of the Board of Trustees, which identifies qualified candidates and recommends nominees for election as Trustees.

Board of Trustees

Benton Bragg

Steve Scruggs

Phil Blount

Tim Ignasher

Chris Brady

Harold Smith

Investment Adviser

Bragg Financial Advisors, Inc.

100 Queens Road

Charlotte, NC 28204

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8869 Brecksville Rd, Suite C

Brecksville, Ohio 44141

Custodian

US Bank, NA

425 Walnut Street

P.O. Box 1118

Cincinnati, OH  45201

Independent Auditors

Cohen Fund Audit Services Ltd

826 Westpoint Parkway Suite 1250

Westlake, Ohio 44145

Shares of the Queens Road Value and Queens Road Small Cap Value Fund are distributed by Queens Road Securities, L.L.C, an affiliate of the Investment Adviser. This report has been prepared for the general information of the shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.  The Funds’ prospectus contains more complete information about the objectives, policies, expenses and risks of the Funds.  The Funds are not bank deposits, not FDIC insured and may lose value.  Please read the prospectus carefully before investing or sending money.

This report contains certain forward looking statements which are subject to known and unknown risks and uncertainties that could cause actual results to differ materially from those expressed or implied by such statements.  Forward looking statements generally include words such as “believes”, “expects”, “anticipates” and other words of similar import.  Such risks and uncertainties include, among other things, the Risk Factors noted in the Funds’ filings with the Securities and Exchange Commission.  The Funds undertake no obligation to update any forward looking statement.

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

A copy of registrant's code of ethics will be provided to any person without charge, upon request.  Please send requests to:

Bragg Capital Trust

100 Queens Road

Charlotte, NC 28204

(d)

Waivers:

During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a)

The registrant’s board of trustees has determined that the registrant does not have an audit committee financial expert.  This is because no one on the board of trustees is deemed to be a financial expert.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY 2006

$ 18,975

FY 2007

$ 19,600

(b)

Audit-Related Fees

Registrant

FY 2006

$ 0

FY 2007

$ 0

Nature of the fees:

Not applicable.

(c)

Tax Fees

Registrant

FY 2006

$ 2,000

FY 2007

$ 5,000

Nature of the fees:

For Excise Tax Return

(d)

All Other Fees

Registrant

FY 2006

$ 0

FY 2007

$ 0

Nature of the fees:

N/A

(e)

(1) Audit Committee’s Pre-Approval Policies

The Audit Committee reviews the auditor engagement letter and recommends to the Board of Trustees whether or not to adopt the engagement letter and appoint the independent auditor to perform the services described in the engagement letter.

(2) Percentages of Services Approved by the Audit Committee

Registrant

Audit-Related Fees:

100%

Tax Fees:

100%

All Other Fees:

0%

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

FY2007

$ 0

FY2006

$ 0

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of May 16, 2007, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  See Item 2.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bragg Capital Trust

By /s/Steven H. Scruggs, President

*  Steven H Scruggs, President

Date August 6, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Benton S. Bragg, Treasurer

*  Benton S Bragg,  Treasurer

Date August 6, 2007

By /s/Steven H Scruggs, President

*  Steven H Scruggs, President

Date August 6, 2007

* Print the name and title of each signing officer under his or her signature.